Non-statutory accounts	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Non-statutory accounts

39	Non-statutory accounts
The information set out in these accounts does not constitute the Company’s statutory accounts for the years ended 31 December 2021 or 2020. Those accounts have been reported on by the Company’s auditors: their reports were unqualified and did not contain a statement under Section 498(2) or (3) of the Companies Act 2006.
The accounts for 2020 have been delivered to the Registrar of Companies and those for 2021 will be delivered in due course.